[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2008 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face Amount	Value
		(000)	(000)
Debt Instruments (98.4%)
Brazil (20.0%)
Sovereign (20.0%)
Federative Republic of Brazil,
10.00%, 1/1/14	BRL	494,989	$271,758
Nota do Tesouro Nacional,
10.00%, 7/1/10		109,030	64,984
			336,742
Colombia (5.3%)
Corporate (0.9%)
MFI WWB Cali,
12.50%, 2/28/11 (e)(f)	COP	15,103,760	8,412
MFI WWB Popoyan,
12.50%, 2/28/11 (e)(f)		13,215,790	7,361
			15,773
Sovereign (4.4%)
Jupiter, S.p.V., Colombian Peso Linked Bonds,
13.50%, 9/15/14		$75,000	73,912
			89,685
Egypt (4.1%)
Sovereign (4.1%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	398,400	68,715
Hungary (13.7%)
Sovereign (13.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	10,750,000	68,202
6.75%, 2/24/17		4,834,840	29,839
7.25%, 6/12/12		20,460,000	131,011
			229,052
Indonesia (8.7%)
Corporate (0.7%)
Pindo Deli Finance B.V., Tranche A,
4.83%, 4/28/15 - 4/28/18 (a)(b)		$10,032	4,406
Pindo Deli Finance B.V., Tranche B,
4.83%, 4/28/15 (a)		167	126
Pindo Deli Finance B.V., Tranche C,
Zero Coupon, 4/28/25		2,227	145
Tjiwi Kimia Finance B.V., Tranche A,
4.83%, 4/28/15 - 4/28/18 (a)(b)		14,392	7,309
Tjiwi Kimia Finance B.V., Tranche B,
4.83%, 4/28/15 (a)		760	574
Tjiwi Kimia Finance B.V., Tranche C,
Zero Coupon, 4/28/27 (a)(b)		998	55
			12,615
Sovereign (8.0%)
Barclays Bank plc, Indonesian Government Bond Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	74,216
Citigroup, Inc., Indonesian Indexed Credit Linked Unsecured Notes,
Zero Coupon, 7/19/17		$28,828	24,259
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
10.00%, 7/17/17	IDR	154,683,530	15,307
JPMorgan Chase & Co., London, Indonesian Treasury Bill Linked Notes,
10.00%, 7/15/17		192,525,000	19,059
			132,841
			145,456
Kazakhstan (0.4%)
Corporate (0.4%)
MFI KMF,
15.50%, 2/28/11 (e)(f)	KZT	905,197	7,532
Malaysia (1.9%)
Sovereign (1.9%)
Government of Malaysia,
3.72%, 6/15/12	MYR	105,000	31,912
Mexico (13.3%)
Corporate (1.0%)
MFI Finsol,
14.00%, 2/28/11 (e)(f)	MXN	161,685	16,106
Sovereign (12.3%)
Mexican Bonos,
8.00%, 12/17/15		800,000	76,341
9.50%, 12/18/14		370,000	38,111
10.00%, 12/5/24 - 11/20/36		837,849	92,255
			206,707
			222,813
Multi-Country (1.9%)
Sovereign (1.9%)
Standard Bank plc, African Currency Basket Linked Bonds,
Zero Coupon, 12/15/08		$30,000	31,788

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount	Value
		(000)	(000)
Nigeria (1.6%)
Corporate (1.6%)
Shell Petroleum Development Co., Credit Linked Notes,
Zero Coupon, 8/22/08 - 5/15/09		$27,637	$27,223

Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (e)(f)	PEN	8,672	3,085

South Africa (9.9%)
Sovereign (9.9%)
Republic of South Africa,
13.00%, 8/31/10 (g)	ZAR	1,159,000	165,834

Thailand (7.1%)
Sovereign (7.1%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	2,203,720	64,598
5.25%, 7/13/13		1,766,120	53,868
			118,466
Turkey (10.3%)
Sovereign (10.3%)
Republic of Turkey,
Zero Coupon, 8/5/09 - 4/14/10	TRY	231,683	153,096
16.00%, 3/7/12		24,060	19,716
			172,812
Total Debt Instruments (Cost $1,669,775)			1,651,115

		Shares
Short-Term Investments (1.6%)
United States (1.5%)
Investment Companies (1.5%)
Morgan Stanley Institutional Liquidity Money Market Porrtfolio - Institutional Class (c)		25,005,334	25,005

		Face Amount
		(000)
U.S. Treasury Security (0.1%)
United States Treasury Bill,
1.85%, 10/9/08 (d)		$1,525	1,521
Total Short-Term Investments (Cost $26,526)			26,526
Total Investments (100.0%) (Cost $1,696,301) +			1,677,641
Liabilities in Excess of Other Assets			(351,989)
Net Assets			$1,325,652

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2008.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Porrtfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended July 31, 2008, advisory fees paid were reduced by approximately $17,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled approximately $684,000. For the nine months ended July 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $758,866,000 and $755,591,000, respectively.

(d)	Rate shown is the yield to maturity at July 31, 2008
(e)	Securities were valued at fair value — At July 31, 2008, the Fund held approximately $42,496,000 of fair valued securities, representing 3.2% of net assets.
(f)	Security has been deemed illiquid at July 31, 2008
(g)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchse Agreements as of July 31, 2008
@	Value is less than $500.
+

At July 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,696,301,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,660,000 of which $39,796,000 related to appreciated securities and $58,456,000 related to depreciated securities.

BRL	— Brazilian Real
COP	— Colombian Peso
EGP	— Egypt Pound
EUR	— Euro
HUF	— Hungary Forint
IDR	— Indonesian Rupiah
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Sol
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	153,495	$97,998	8/4/08	USD	94,435	$94,435	$(3,563)
BRL	169,900	108,471	8/4/08	USD	104,567	104,567	(3,904)
BRL	2,000	1,277	8/4/08	USD	1,276	1,276	(1)
BRL	153,495	97,185	9/3/08	USD	97,321	97,321	136
BRL	169,900	107,573	9/3/08	USD	107,750	107,750	177
COP	121,900,000	67,843	8/8/08	USD	65,538	65,538	(2,305)
COP	33,300,000	18,533	8/8/08	USD	18,000	18,000	(533)
HUF	8,978	60	8/4/08	USD	60	60	—@
USD	98,111	98,111	8/4/08	BRL	153,495	97,998	(113)
USD	108,632	108,632	8/4/08	BRL	169,900	108,472	(160)
USD	137,729	137,729	8/15/08	EUR	87,614	136,584	(1,145)
USD	16,535	16,535	8/5/08	TRY	19,213	16,531	(4)
USD	20,660	20,660	8/5/08	TRY	24,059	20,700	40
USD	4,506	4,506	8/5/08	TRY	5,256	4,522	16
USD	16,535	16,535	8/5/08	TRY	19,288	16,596	61
		$901,648				$890,350	$(11,298)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

At July 31, 2008, the Fund had a reverse repurchase agreement outstanding with Lehman Brothers as follows:

Lehman Brothers Agreement	Maturity in less than 365 Days
Value of Securities Subject to Repurchase (000)	$94,292
Liability Under Reverse Repurchase Agreement (000)	$85,451
Weighted Average Days to Maturity	8.17

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
JPMorgan Chase	MXN-TIIE Banxico	Pay	9.41%	07/08/13	$259,500	$761,699

MXN-TIIE—Mexican Inter Bank Equilibrium Interest Rate

Total Return Swap Contracts

The Fund had the following total return swap agreement(s) open at period end:

Swap Counterparty	Pay	Receive	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Citigroup	USD-LIBOR-BBA + 0.20%	7.34%	02/13/17	RUB 982,224	$4,258

BBA	— British Bankers Association
LIBOR	— London Inter Bank Offer Rate
RUB	— Russian Ruble

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 18, 2008